Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

NOTE A – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

The Greater Cannabis Company, Inc. (the “Company”) was formed in March 2014 as a limited liability company under the name, The Greater Cannabis Company, LLC. The Company remained a wholly owned subsidiary of Sylios Corp (“Sylios”) until March 2017. The Company’s business plan is to concentrate on cannabis related investment and development opportunities through its online retail store, direct equity investments, joint ventures, licensing agreements or acquisitions.

The Company’s business model is divided into four operating segments through the Company’s three wholly owned subsidiaries; Bud Bank, Inc., GCC Superstore, LLC and GCC Investment Holdings, LLC:

1. E-commerce- Through the Company’s wholly owned subsidiary, GCC Superstore, LLC, the Company has established an online store whose merchandise includes pipes, vaporizers, grinders, hemp related products, CBD (Cannabidiol) related products and additional products focusing on the cannabis industry. The online store, GCC Superstore, was opened in June 2017 and can be found at www.gccsuperstore.com. At present, the GCC Superstore carries in excess of 1000 products from 20 suppliers and over 50 brands. The online store operates under a “drop-ship” model which affords it the benefit of less capital expenditure on inventory. Please see NOTE J - SUBSEQUENT EVENTS for further information.

2. Advertising- With the development of the GCC Superstore, the Company will place directed advertising throughout the online store. Advertising will originate through Google AdSense or direct-advertising sales by the Company. The company will also use social media outlets such as Facebook, Twitter and Instagram in an effort to attract customers with product specific advertisements or posts.

3. Licensing- The Company is actively seeking licensing opportunities in the cannabis sector, for intellectual property, products and dispensary means. At present, the Company does not have any active licensing agreements. On July 31, 2014, the Company entered into a Licensing Agreement with Artemis Dispensing Technologies for the development and resell of an automated dispensing product. Under the collaboration and license agreement, Artemis was to be responsible for the development of a high end automated dispensing product. Upon launch and sales of the product, Artemis was to be responsible for the installation, training and customer support for the hardware and software. The Company was to be responsible for direct sales, addition of key distributors and sublicensing of specific territories within the U.S. The initial term of the Agreement expired December 31, 2016 and in the opinion of management the Agreement is no longer in effect.

4. Direct Investments- The Company may, at its election, directly invest in private entities within the cannabis sector either through stock purchase agreements, debentures, joint ventures or a hybrid of each through its wholly owned subsidiary GCC Investment Holdings, LLC. The Company’s planned investments will focus on those entities whose near-term goals are to maximize shareholder value through the filing of an initial public offering or a corporate event that takes the entity from private to public.

On December 16, 2016, Sylios Corp’s Board of Directors voted to file a Notice of Conversion for its wholly owned subsidiary, The Greater Cannabis Company, LLC. The Notice was filed with the State of Florida Division of Corporations on January 13, 2017 to convert The Greater Cannabis Company, LLC from a limited liability company to a Florida for-profit corporation. The company name, The Greater Cannabis Company, LLC, was changed to The Greater Cannabis Company, Inc. Included within the filing, The Greater Cannabis Company, Inc. filed its Articles of Incorporation and authorized 500 million shares of Common stock and 10 million shares of Preferred stock.

On January 9, 2017, the Company’s Board of Directors voted to file Articles of Organization to form a new entity, GCC Superstore, LLC. The Articles of Organization were filed with the State of Florida on January 13, 2017 with a requested effective date of January 9, 2017.

On January 18, 2017, Sylios Corp filed a corporate action with the Financial Industry Regulatory Authority (“FINRA”) to effect a partial spin-off of its wholly owned subsidiary, The Greater Cannabis Company, Inc, through a stock dividend. Please see NOTE A- NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Spin-off) for further information.

On February 22, 2017, the Company and Sylios Corp. entered into a Anti-Dilution Agreement whereby at any time after the date of the Agreement, if the Company shall issue or propose to issue any additional shares of the Company’s common stock, or warrants, options (excluding any options granted to employees of the Company in accordance with any employee plans, now or hereinafter in effect) or other rights or instruments of any kind convertible into or exercisable or exchangeable for shares of Common Stock, Sylios Corp. shall have the right to subscribe for and to purchase at the same price per share that number of Additional Securities necessary to maintain a Fully-Diluted Ownership Percentage of 19.99% of the Company’s issued and outstanding Common Stock.

On March 7, 2017, Sylios Corp received notification from the Financial Industry Regulatory Authority (“FINRA”) that they had received the necessary documentation to process the corporate action requested by Sylios Corp and its transfer agent, Pacific Stock Transfer. The Company’s Payment Date was set at March 10, 2017 and the distribution(s) were made consistent with such approval.

On March 10, 2017, the Company entered into a Board of Directors Service Agreement with Jimmy Wayne Anderson to define the Director’s duties and compensation for serving on the Company’s Board of Directors. Under the terms of the Agreement, the Director is to receive compensation in the amount of Ten Thousand dollars ($10,000) and 10,000 shares of the Company’s common stock payable on the last calendar day of each quarter as long as Director continues to fulfill his duties and provides the services required.

On March 21, 2017, the Company entered into a Collateral Agreement with Sylios Corp (“Borrower”) and SLMI Energy Holdings, LLC (“Lender”) whereby the Company was released from any guaranty of the debt between Borrower and Lender.

On April 21, 2017, the Company entered into a definitive Asset Acquisition Agreement (the “Agreement”) with Sylios Corp (“Sylios”), whereby the Company acquired Sylios’ wholly owned subsidiary Bud Bank, LLC (“Bud Bank”). Under the Agreement, the Company is obligated to pay Sylios a royalty of 10% of net sales proceeds generated by Bud Bank through its operations up to a total of $50,000 and thereafter for perpetuity pay a royalty of 3% of net sales proceeds generated by Bud Bank through its operations. The transaction closed on June 20, 2017.

In June 2017, we launched our online store, GCC Superstore, with limited merchandise such as pipes, vaporizers, CDB, hemp and cannabis related products.

On June 19, 2017, a Notice of Conversion was filed for Bud Bank, LLC to effectively convert Bud Bank, LLC from a limited liability company to a Florida for-profit corporation. The company name, Bud Bank, LLC, was changed to Bud Bank, Inc. Included within the filing, Bud Bank, Inc. filed its Articles of Incorporation and authorized 250 million shares of Common stock and 5 million shares of Preferred stock.

On July 17, 2017, the Company entered into a Convertible Promissory Note and Warrant and Subscription Agreement with Xeraflop Technologies, Inc. (“Xeraflop”). Under the terms of the Agreement, the Company was to invest a total of One Hundred Thousand Dollars ($100,000) upon a successful going public event. The Note was to accrue interest at 12% annually and mature on June 30, 2018. At the Company’s election, the principal and interest could be converted into Series 2 common shares of Xeraflop with written notice. The Company was also granted the right to purchase 20% warrant coverage based on the Company’s principal investment with a strike price equivelant to the equity round financing. The Company’s investment in Xeraflop was dependent on the Company obtaining an effective Registration Statement and successful 15C211 filing prior to the Closing of the financing round by Xeraflop. In the event neither of these events occurred, the Company was not to be able to participate in this round of financing with Xeraflop. The Xeraflop financing round closed prior to the Company receiving notification of its trading status. Therefore, the Company was not able to participate in this round of financing.

On July 17, 2017, the Company entered into an Advisory Agreement with MCAP, LLC (“MCAP”), whereby MCAP will act as the Company’s advisor in connection with quoting the Company’s securities on OTCQB or OTCQX, Under the terms of the Agreement, the advisor’s services will include rendering advice to the Company with respect to eligibility for becoming quoted on the OTCQB/OTCQX and educating, advising and assisting the Company in complying with its ongoing OTCQB/OTCQX disclosure obligations under current federal and state securities laws. The Company is to compensate MCAP a total of $15,000 with the first payment of $5,000 to be made upon execution of the Advisory Agreement, the second payment of $5,000 to be made on or before August 2, 2017 and the final payment of $5,000 to be made upon the Company’s acceptance on OTCQB/OTCQX. The Company made the initial payment of $5,000 on July 18, 2017. The Company has not made the second or third payments due to MCAP, but the Agreement entered into between the parties is still in effect.

On July 20, 2017, the Company’s Board of Directors voted to file Articles of Organization to form a new Florida limited liability company, GCC Investment Holdings, LLC. The Articles of Organization were filed with the State of Florida on July 20, 2017. The new entity is a wholly owned subsidiary of The Greater Cannabis Company, Inc. and will serve as the Company’s subsidiary to enter into direct cannabis related investments.

On January 9, 2018, the Company and Emet Capital Partners, LLC (collectively, the “Parties”) entered into a Waiver Agreement pertaining to the Securities Purchase Agreements entered into between the Parties dated May 25, 2017 and September 14, 2017 along with a Convertible Note issued by the Company on each of the same dates (the “Notes”). Under the terms of the May 25, 2017 Note, the Company was to have a Going Public Event no later than August 27, 2017. As of the date of the Waiver, the Company has failed to be quoted on an exchange. Under the terms of the Waiver, the Company issued the Holder of the Notes a new Note (the “Waiver Note”) in the amount of $20,000 and the Holder waived the event of default solely as related to timely have a Going Public Event. The Company did not receive any funds for the issuance of the Waiver Note.

On March 28, 2018, the Company made an Allonge to Emet Capital Partners, LLC to the Note due on September 14, 2018 and issued by the Company on September 14, 2017. The Principal Amount as stated on the face of the Debenture shall be increased to $25,850.00 ($13,750.00 – original Principal Amount of the Debenture + $12,100.00 Allonge hereto the “New Principal”). The amendment to the Principal Amount due and owing on the Debenture described herein notwithstanding, Holder does not waive interest that may have accrued at a default rate of interest and liquidated damages, if any, that may have accrued on the Debenture through the date of this Allonge, which default interest and liquidated damages, if any, remain outstanding and payable. As part of the transaction, EMET was also issued a warrant granting the holder the right to purchase up to 98,600 shares of the Company’s common stock at an exercise price of $.50 for a term of 5-years.

Spin-Off

Effective March 10, 2017, in connection with a partial spin-off of the Company from Sylios Corp, the Company issued a total of 26,905,969 shares of its common stock. 5,378,476 shares were issued to Sylios Corp (representing 19.99% of the issued and outstanding shares of Company common stock after the spin-off) and 21,527,493 shares were issued to the stockholders of record of Sylios Corp on February 3, 2017 on the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held (representing 80.01% of the issued and outstanding shares of Company common stock after the spin-off).

Principles of Consolidation

The consolidated financial statements include the accounts of The Greater Cannabis Company, Inc., and all of its wholly owned subsidiaries, Bud Bank, Inc., GCC Superstore, LLC and GCC Investment Holdings, LLC. On March 10, 2017, the Company was spun-off from its former parent company, Sylios Corp, in a stock dividend. Please see NOTE A- NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Spin-off) for further information. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying interim unaudited financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial statements and in the opinion of management contain all adjustments (consisting of only normal recurring adjustments) necessary to present fairly, in all material respects, the Company’s consolidated financial position as of March 31, 2018, and the results of its operations for the three months ended March 31, 2018 and 2017 and cash flows for the three months ended March 31, 2018 and 2017. These statements reflect all normal and recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the information contained herein. The results of operations for the interim periods are not necessarily indicative of the results that might be expected for future interim periods or for the full year ending December 31, 2018.

Cash and Cash Equivalents

Investments having an original maturity of 90 days or less that are readily convertible into cash are considered to be cash equivalents. For the periods presented, the Company had no cash equivalents.

Income Taxes

In accordance with Accounting Standards Codification (ASC) 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. The asset and liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements. The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

We expect to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2018, we had no uncertain tax positions. We recognize interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. We currently have no federal or state tax examinations nor have we had any federal or state examinations since our inception. To date, we have not incurred any interest or tax penalties.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Instruments and Fair Value of Financial Instruments

We adopted ASC Topic 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC Topic 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements that establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC Topic 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. Except for derivative liabilities, we had no financial assets or liabilities carried and measured on a recurring or nonrecurring basis during the reporting periods.

Derivative Liabilities

We evaluate stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity’s Own Equity.

The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.

Long-lived Assets

Long-lived assets such as property and equipment and intangible assets are periodically reviewed for impairment. We test for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Website Costs

Website costs are expensed as incurred. For the three months ended March 31, 2018 and 2017, website expense was $161 and $0, respectively.

Deferred Financing Costs

Deferred financing costs represent costs incurred in connection with obtaining debt financing. These costs are amortized ratably and charged to financing expenses over the term of the related debt.

Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Issuances of our common stock or warrants for acquiring goods or services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants or vendors is determined at the earlier of (i) the date at which a commitment for performance to earn the equity instruments is reached (a “performance commitment” which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (ii) the date at which performance is complete.

Although situations may arise in which counter performance may be required over a period of time, the equity award granted to the party performing the service may be fully vested and non-forfeitable on the date of the agreement. As a result, in this situation in which vesting periods do not exist if the instruments are fully vested on the date of agreement, we determine such date to be the measurement date and will record the estimated fair market value of the instruments granted as a prepaid expense and amortize such amount to expense over the contract period. When it is appropriate for us to recognize the cost of a transaction during financial reporting periods prior to the measurement date, for purposes of recognition of costs during those periods, the equity instrument is measured at the then-current fair values.

Stock-Based Compensation

We account for share-based awards to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC 505-50 “Equity Based Payments to Non-Employees”, wherein such awards are expensed over the period in which the related services are rendered.

Related Parties

A party is considered to be related to us if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with us. Related parties also include our principal owners, our management, members of the immediate families of our principal owners and our management and other parties with which we may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties, or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests, is also a related party.

Revenue Recognition

Revenue from product sales is recognized when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) the price is fixed or determinable, (3) collectability is reasonably assured, and (4) delivery has occurred.

Advertising Costs

Advertising costs are expensed as incurred. For the periods presented, we had no advertising costs.

Loss per Share

We compute net loss per share in accordance with FASB ASC 260. The ASC specifies the computation, presentation and disclosure requirements for loss per share for entities with publicly held common stock.

Basic loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed on the basis of the weighted average number of common shares and dilutive securities (such as stock options, warrants and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted net loss per share are excluded from the calculation. For the period ended March 31, 2018, the Company excluded 1,181,800 shares relating to convertible notes payable to third parties (Please see NOTE D - NOTES PAYABLE TO THIRD PARTIES for further information) and 648,600 shares relating to outstanding warrants (Please see NOTE G - ISSUANCES OF COMMON STOCK AND WARRANTS for further information) from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive.

Recently Enacted Accounting Standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all prior revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. As amended by the FASB in July 2015, the standard is effective for annual periods beginning after December 15, 2017, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). ASU 2014-09 has had no impact on our Financial statements for the three months ended March 31, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to provide guidance on recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements, specifically differentiating between different types of leases. The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from all leases. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. There continues to be a differentiation between finance leases and operating leases. However, the principal difference from previous guidance is that the lease assets and lease liabilities arising from operating leases should be recognized in the balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. The amendments will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date, and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commence before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. The Company is currently evaluating the impact of ASU 2016-02 on its future financial statements.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, to clarify the implementation guidance on principal versus agent considerations and address how an entity should assess whether it is the principal or the agent in contracts that include three or more parties. The effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09 (discussed above). ASU 2016-08 has had no impact on our Financial statements for the three months ended March 31, 2018.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, to clarify the following two aspects of Topic 606: 1) identifying performance obligations, and 2) the licensing implementation guidance. The effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09 (discussed above). ASU 2016-10 has had no impact on our Financial statements for the three months ended March 31, 2018.

NOTE A – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

The Greater Cannabis Company, Inc. was formed in March 2014 as a limited liability company under the name, The Greater Cannabis Company, LLC. The Company remained a wholly owned subsidiary of Sylios Corp until March 2017. The Company’s business plan is to concentrate on cannabis related investment and development opportunities through its online retail store, direct equity investments, joint ventures, licensing agreements or acquisitions.

The Company’s business model is divided into four operating segments through the Company’s three wholly owned subsidiaries; Bud Bank, Inc., GCC Superstore, LLC and GCC Investment Holdings, LLC:

1. E-commerce- Through the Company’s wholly owned subsidiary, GCC Superstore, LLC, the Company has established an online store whose merchandise includes pipes, vaporizers, grinders, hemp related products, CBD (Cannabidiol) related products and additional products focusing on the cannabis industry. The online store, GCC Superstore, was opened in June 2017 and can be found at www.gccsuperstore.com. At present, the GCC Superstore carries in excess of 1000 products from 20 suppliers and over 50 brands. The online store operates under a “drop-ship” model which affords it the benefit of less capital expenditure on inventory. Please see NOTE K - SUBSEQUENT EVENTS for further information.

2. Advertising- With the development of the GCC Superstore, the Company will place directed advertising throughout the online store. Advertising will originate through Google AdSense or direct-advertising sales by the Company. The company will also use social media outlets such as Facebook, Twitter and Instagram in an effort to attract customers with product specific advertisements or posts.

3. Licensing- The Company is actively seeking licensing opportunities in the cannabis sector, for intellectual property, products and dispensary means. At present, the Company does not have any active licensing agreements. On July 31, 2014, the Company entered into a Licensing Agreement with Artemis Dispensing Technologies for the development and resell of an automated dispensing product. Under the collaboration and license agreement, Artemis was to be responsible for the development of a high end automated dispensing product. Upon launch and sales of the product, Artemis was to be responsible for the installation, training and customer support for the hardware and software. The Company was to be responsible for direct sales, addition of key distributors and sublicensing of specific territories within the U.S. The initial term of the Agreement expired December 31, 2016 and in the opinion of management the Agreement is no longer in effect. Please see NOTE C- ARTEMIS LICENSING AGREEMENT for further information.

4. Direct Investments- The Company may, at its election, directly invest in private entities within the cannabis sector either through stock purchase agreements, debentures, joint ventures or a hybrid of each through its wholly owned subsidiary GCC Investment Holdings, LLC. The Company’s planned investments will focus on those entities whose near-term goals are to maximum shareholder value through the filing of an initial public offering or a corporate event that takes the entity from private to public. Investments will be made through the Company’s wholly owned subsidiary GCC Investment Holdings, LLC.

On July 31, 2014, the Company entered into a Licensing Agreement with Artemis Dispensing Technologies (“Artemis”) for the development and resell of an automated dispensing product. Under the collaboration and license agreement, Artemis was to be responsible for the development of a high end automated dispensing product. Upon launch and sales of the product, Artemis was to be responsible for the installation, training and customer support for the hardware and software. The Company was to be responsible for direct sales, addition of key distributors and sublicensing of specific territories within the U.S. Under the terms of the agreement, the Company was to pay to Artemis a licensing fee in the total amount of $500,000 broken into tranches and based on development parameters. Artemis was to receive a percentage of transaction fees generated on a monthly basis per unit. The Company was to receive revenue generated directly from sales either though its website or sales staff, a royalty from sales generated through third party vendors/distributors or a percentage of any sub-licenses sold. In addition, the Company was to have the first right of refusal to purchase a license for the use of the same technology in other countries. The initial term of the Agreement expired December 31, 2016 and in the opinion of management the Agreement is no longer in effect. Please see NOTE C- ARTEMIS LICENSING AGREEMENT for additional information.

On December 16, 2016, Sylios Corp’s Board of Directors voted to file a Notice of Conversion for its wholly owned subsidiary, The Greater Cannabis Company, LLC. The Notice was filed with the State of Florida Division of Corporations on January 13, 2017 to convert The Greater Cannabis Company, LLC from a limited liability company to a Florida for-profit corporation. The company name, The Greater Cannabis Company, LLC, was changed to The Greater Cannabis Company, Inc. Included within the filing, The Greater Cannabis Company, Inc. filed its Articles of Incorporation and authorized 500 million shares of Common stock and 10 million shares of Preferred stock.

On January 9, 2017, the Company’s Board of Directors voted to file Articles of Organization to form a new entity, GCC Superstore, LLC. The Articles of Organization were filed with the State of Florida on January 13, 2017 with a requested effective date of January 9, 2017.

In January 18, 2017, Sylios Corp filed a corporate action with the Financial Industry Regulatory Authority (“FINRA”) to effect a partial spin-off of its wholly owned subsidiary, The Greater Cannabis Company, Inc, through a stock dividend. Please see NOTE A- BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Spin-off) for further information.

On February 22, 2017, the Company and Sylios Corp. entered into a Anti-Dilution Agreement whereby at any time after the date of the Agreement, if the Company shall issue or propose to issue any additional shares of the Company’s common stock, or warrants, options (excluding any options granted to employees of the Company in accordance with any employee plans, now or hereinafter in effect) or other rights or instruments of any kind convertible into or exercisable or exchangeable for shares of Common Stock, Sylios Corp. shall have the right to subscribe for and to purchase at the same price per share that number of Additional Securities necessary to maintain a Fully-Diluted Ownership Percentage or 19.99% of the Company’s issued and outstanding Common Stock.

On March 7, 2017, Sylios Corp received notification from the Financial Industry Regulatory Authority (“FINRA”) that they had received the necessary documentation to process the corporate action requested by Sylios Corp and its transfer agent, Pacific Stock Transfer. The Company’s Payment Date was set at March 10, 2017 and the distribution(s) were made consistent with such approval.

On March 10, 2017, the Company entered into a Board of Directors Service Agreement with Jimmy Wayne Anderson to define the Director’s duties and compensation for serving on the Company’s Board of Directors. Under the terms of the Agreement, the Director is to receive compensation in the amount of Ten Thousand and no/100 dollars ($10,000) and 10,000 shares of the Company’s common stock payable on the last calendar day of each quarter as long as Director continues to fulfill his duties and provides the services required.

On March 21, 2017, the Company entered into a Collateral Agreement with Sylios Corp (“Borrower”) and SLMI Energy Holdings, LLC (“Lender”) whereby the Company is released from any guaranty of the debt between Borrower and Lender. Lender agreed to release the UCC lien on the Company effective upon execution of the Agreement.

On April 21, 2017, the Company entered into a definitive Asset Acquisition Agreement (the “Agreement”) with Sylios Corp (“Sylios”), whereby the Company acquired Sylios’ wholly owned subsidiary Bud Bank, LLC (“Bud Bank”). Under the Agreement, the Company is obligated to pay Sylios a royalty of 10% of net sales proceeds generated by Bud Bank through its operations up to a total of $50,000 and thereafter for perpetuity pay a royalty of 3% of net sales proceeds generated by Bud Bank through its operations. The transaction closed on June 20, 2017.

In June 2017, we launched our online store, GCC Superstore, with limited merchandise such as pipes, vaporizers, CDB, hemp and cannabis related products.

On June 19, 2017, a Notice of Conversion was filed for Bud Bank, LLC to effectively convert Bud Bank, LLC from a limited liability company to a Florida for-profit corporation. The company name, Bud Bank, LLC, was changed to Bud Bank, Inc. Included within the filing, Bud Bank, Inc. filed its Articles of Incorporation and authorized 250 million shares of Common stock and 5 million shares of Preferred stock.

On July 17, 2017, the Company entered into a Convertible Promissory Note and Warrant and Subscription Agreement with Xeraflop Technologies, Inc. (“Xeraflop”). Under the terms of the Agreement, the Company was to invest a total of One Hundred Thousand and NO/100 Dollars ($100,000) upon a successful going public event. The Note was to accrue interest at 12% annually and mature on June 30, 2018. At the Company’s election, the principal and interest could be converted into Series 2 common shares of Xeraflop with written notice. The Company was also granted the right to purchase 20% warrant coverage based on the Company’s principal investment with a strike price equivelant to the equity round financing. The Company’s investment in Xeraflop was dependent on the Company obtaining an effective Registration Statement and successful 15C211 filing prior to the Closing of the financing round by Xeraflop. In the event neither of these events occurred, the Company was not to be able to participate in this round of financing with Xeraflop. The Xeraflop financing round closed prior to the Company receiving notification of its trading status. Therefore, the Company was not able to participate in this round of financing.

On July 17, 2017, the Company entered into an Advisory Agreement with MCAP, LLC (“MCAP”), whereby MCAP will act as the Company’s advisor in connection with quoting the Company’s securities on OTCQB or OTCQX, Under the terms of the Agreement, the advisor’s services will include rendering advice to the Company with respect to eligibility for becoming quoted on the OTCQB/OTCQX and educating, advising and assisting the Company in complying with its ongoing OTCQB/OTCQX disclosure obligations under current federal and state securities laws. The Company is to compensate MCAP a total of $15,000 with the first payment of $5,000 to be made upon execution of the Advisory Agreement, the second payment of $5,000 to be made on or before August 2, 2017 and the final payment of $5,000 to be made upon the Company’s acceptance on OTCQB/OTCQX. The Company made the initial payment of $5,000 on July 18, 2017. The Company has not made the second or third payments due to MCAP, but the Agreement entered into between the parties is still in effect.

On July 20, 2017, the Company’s Board of Directors voted to file Articles of Organization to form a new Florida limited liability company, GCC Investment Holdings, LLC. The Articles of Organization were filed with the State of Florida on July 20, 2017. The new entity is a wholly owned subsidiary of The Greater Cannabis Company, Inc. and will serve as the Company’s subsidiary to enter into direct cannabis related investments.

Spin-Off

Effective March 10, 2017, in connection with a partial spin-off of the Company from Sylios Corp, the Company issued a total of 26,905,969 shares of its common stock. 5,378,476 shares were issued to Sylios Corp (representing 19.9% of the issued and outstanding shares of Company common stock after the spin-off) and 21,527,493 shares were issued to the stockholders of record of Sylios Corp on February 3, 2017 on the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held (representing 80.1% of the issued and outstanding shares of Company common stock after the spin-off).

Principles of Consolidation

The consolidated financial statements include the accounts of The Greater Cannabis Company, Inc., and all of its wholly owned subsidiaries, Bud Bank, Inc., GCC Superstore, LLC and GCC Investment Holdings, LLC. On March 10, 2017, the Company was spun-off from its former parent company, Sylios Corp, in a stock dividend. Please see NOTE A- BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Spin-off) for further information. All intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Investments having an original maturity of 90 days or less that are readily convertible into cash are considered to be cash equivalents. For the period ended December 31, 2017, the Company had no cash equivalents.

Income Taxes

In accordance with Accounting Standards Codification (ASC) 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. The asset and liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements. The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

We expect to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of December 31, 2017, we had no uncertain tax positions. We recognize interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. We currently have no federal or state tax examinations nor have we had any federal or state examinations since our inception. To date, we have not incurred any interest or tax penalties.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Instruments and Fair Value of Financial Instruments

We adopted ASC Topic 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC Topic 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements that establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC Topic 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. We had no financial assets or liabilities carried and measured on a recurring or nonrecurring basis during the reporting periods.

Derivative Liabilities

We evaluate stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity’s Own Equity.

The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.

Long-lived Assets

Long-lived assets such as property and equipment and intangible assets are periodically reviewed for impairment. We test for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Website Costs

Website costs are expensed as incurred. For the years ended December 31, 2017 and 2016, website expense was $4,695 and $0, respectively.

Deferred Financing Costs

Deferred financing costs represent costs incurred in the connection with obtaining debt financing. These costs are amortized ratably and charged to financing expenses over the term of the related debt.

Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Issuances of our common stock or warrants for acquiring goods or services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants or vendors is determined at the earlier of (i) the date at which a commitment for performance to earn the equity instruments is reached (a “performance commitment” which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (ii) the date at which performance is complete.

Although situations may arise in which counter performance may be required over a period of time, the equity award granted to the party performing the service is fully vested and non-forfeitable on the date of the agreement. As a result, in this situation in which vesting periods do not exist if the instruments are fully vested on the date of agreement, we determine such date to be the measurement date and will record the estimated fair market value of the instruments granted as a prepaid expense and amortize such amount to expense over the contract period. When it is appropriate for us to recognize the cost of a transaction during financial reporting periods prior to the measurement date, for purposes of recognition of costs during those periods, the equity instrument is measured at the then-current fair values.

Stock-Based Compensation

We account for share-based awards to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC 505-50 “Equity Based Payments to Non-Employees”, wherein such awards are expensed over the period in which the related services are rendered.

Related Parties

A party is considered to be related to us if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with us. Related parties also include our principal owners, our management, members of the immediate families of our principal owners and our management and other parties with which we may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties, or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests, is also a related party.

Revenue Recognition

Revenue from product sales is recognized when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) the price is fixed or determinable, (3) collectability is reasonably assured, and (4) delivery has occurred.

Advertising Costs

Advertising costs are expensed as incurred. For the periods presented, we had no advertising costs.

Loss per Share

We compute net loss per share in accordance with FASB ASC 260. The ASC specifies the computation, presentation and disclosure requirements for loss per share for entities with publicly held common stock.

Basic loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed on the basis of the weighted average number of common shares and dilutive securities (such as stock options, warrants and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted net loss per share are excluded from the calculation. For the year ended December 31, 2017, the Company excluded 925,000 shares relating to convertible notes payable to third parties (Please see NOTE E - NOTES PAYABLE TO THIRD PARTIES for further information) and 550,000 shares relating to outstanding warrants (Please see NOTE H - ISSUANCES OF COMMON STOCK AND WARRANTS for further information) from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive.

Recently Enacted Accounting Standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, which will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. As amended by the FASB in July 2015, the standard is effective for annual periods beginning after December 15, 2017, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). We are currently evaluating the impact of ASU 2014-09 on our future financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to provide guidance on recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements, specifically differentiating between different types of leases. The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from all leases. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. There continues to be a differentiation between finance leases and operating leases. However, the principal difference from previous guidance is that the lease assets and lease liabilities arising from operating leases should be recognized in the balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. The amendments will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date, and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commence before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. The Company is currently evaluating the impact of ASU 2016-02 on its future financial statements.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, to clarify the implementation guidance on principal versus agent considerations and address how an entity should assess whether it is the principal or the agent in contracts that include three or more parties. The effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09 (discussed above). The Company is currently evaluating the impact of ASU 2016-08 on its future financial statements.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, to clarify the following two aspects of Topic 606: 1) identifying performance obligations, and 2) the licensing implementation guidance. The effective date and transition requirements for these amendments are the same as the effective date and transition requirements of ASU 2014-09 (discussed above). The Company is currently evaluating the impact of ASU 2016-10 on its future financial statements.